SCHEDULE IV - Reinsurance Reinsurance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	$ 37,519.7	$ 31,970.2	$ 26,425.7
Ceded to Other Companies	1,327.3	1,036.9	695.8
Property, Liability and Casualty Insurance Product Line
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	37,519.7	31,970.2	26,425.7
Ceded to Other Companies	1,327.3	1,036.9	695.8
Assumed From Other Companies	0.0	0.0	0.0
Net Amount	$ 36,192.4	$ 30,933.3	$ 25,729.9
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%